RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Freight Services [Member]
Related Party Transaction [Line Items]
Revenues	$ 0	$ 99,000